Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand	$ 676	$ 1,104	$ 4,852	$ 40,606
Cash held in banks	14,389,465	12,567,456	$ 8,989,488	$ 20,273,429
Cash and cash equivalents	$ 14,390,141	$ 12,568,560